Cover	Mar. 08, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	M3-Brigade Acquisition Corp. II (the “Company,” “we”, “our” or “us”) is filing this Amendment No. 2 to the Current Report on Form 8-K/A (the “Amendment No. 2”), originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 12, 2021 (the “Original Filing”) and the Amendment No. 1 to the Original Filing, as filed with the SEC on December 23, 2021 (“the “Amendment No. 1”) to reflect changes to Note 2, Restatement of Previously Issued Financial Statements - Overallotment Liability.
Document Period End Date	Mar. 08, 2021
Entity File Number	001-40162
Entity Registrant Name	M3-Brigade Acquisition II Corp.
Entity Central Index Key	0001839175
Entity Tax Identification Number	86-1359752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Broadway - 19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	202-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-fourth of one redeemable warrant
Trading Symbol	MBAC.U
Security Exchange Name	NYSE
Class A common stock included as part of the units
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	MBAC
Security Exchange Name	NYSE
Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	MBAC.WS
Security Exchange Name	NYSE